NOTE 4 – PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Property, Plant and Equipment [Abstract]
NOTE 5 - PROPERTY AND EQUIPMENT - Leasehold Improvement
	February 29, 2024	August 31, 2023
Leasehold improvement	$146,304	$146,304
Appliances and furniture	25,974	25,974
Total cost	172,278	172,278
Accumulated depreciation	(166,240)	(164,024)
Property and equipment, net	$6,038	$8,254

	August 31, 2023	August 31, 2022
Leasehold improvement	$146,304	$146,304
Appliances and furniture	25,974	25,974
Total cost	172,278	172,278
Accumulated depreciation	(164,024)	(159,583)
Property and equipment, net	$8,254	$12,695